INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Current:
U.S. federal
U.S. state and local
China				21,927
Total current income taxes expense				21,927
Deferred:
U.S. federal
U.S. state and local
China
Total deferred income taxes expense
Total income taxes expense				$ 21,927